Share-based payments	6 Months Ended
Jun. 30, 2026
Disclosure Of Share Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
On 1 December 2022, the Remuneration Committee approved and the Group granted RSUs to employees, executives, and directors. These RSUs entitle recipients to receive Ordinary Shares upon satisfying the applicable vesting conditions. The compensation expense for RSUs is based on the market price of the Ordinary Shares on the grant date and is recognized over the vesting period, which typically spans 1 to 4-years. Vesting generally includes a 1-year cliff, after which shares vest either monthly or annually, contingent upon the participant fulfilling a required service period. Movements in RSUs during the six months ended 30 June 2026 are as follows:

	2026
	RSUs	Weighted Average Fair Value
Outstanding at 1 January	1,756,072	$8.65
New grants during the year	2,962,434	$4.15
Forfeited during the year	(280,032)	$9.46
Vested during the year	(1,098,365)	$6.39
Outstanding at 30 June	3,340,109	$5.33

The Group recognized $5.3 million and $3.4 million of share-based payment expense during the six months ended 30 June 2026 and 2025, respectively, as follows:

	2026	2025
Cost of product revenue	275	1,273
Research and development expenses	864	766
General and administrative expenses	4,126	1,379
	5,265	3,418